Other Assets and Liabilities - Schedule of Other Assets and Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other assets
Advance payments	₩ 177,929	₩ 217,679
Prepaid expenses	262,230	170,544
Contract cost	2,099,088	1,738,164
Contract assets	1,026,260	800,806
Others	20,431	18,929
Less: Non-current	(1,017,830)	(843,991)
Current	2,568,108	2,102,131
Other liabilities
Advances received	532,973	1,303,288
Withholdings	140,817	154,355
Unearned revenue	42,197	38,327
Lease liabilities	1,423,206	1,059,453
Contract liabilities	239,738	273,320
Others	57,793	31,203
Less: Non-current	(1,108,141)	(782,520)
Current	₩ 1,328,583	₩ 2,077,426